Income Taxes, Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense (benefit)
Current federal income tax expense	$ 68	$ 29	$ 97
Current state income tax expense (benefit)	10	(2)	5
Deferred federal income tax expense (benefit)	(354)	1	48
Deferred state income tax expense (benefit)	(11)	5	7
Total income tax expense (benefit)	$ (287)	$ 33	$ 157